Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management [Abstract]
Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	December 31, 2017	December 31, 2016
Canadian dollar net monetary assets	$4,173	$12,427
Mexican peso net monetary assets	5,403	2,306
	$9,576	$14,733